Investment for Funds at Fair Value through Profit or Loss - Schedule of Fair Value of Investment (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Fair Value of Investment [Abstract]
Beginning balance as of March 31,	$ 2,256,830
Revaluation gain	33,592
Fair value of investment for funds as at September 30,	$ 2,290,422